COVER	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Jack Henry & Associates, Inc.
Entity Central Index Key	0000779152
Amendment Flag	false
EBP 003
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Jack Henry & Associates, Inc.
Entity Central Index Key	0000779152
Amendment Flag	false